Intangible Assets, Goodwill and Other Long Term Assets - Schedule of Other Long Term Assets (Details) - Classes of Intangible Assets and Goodwill [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Long Term Assets [Line Items]
Intangible Assets		$ 101,860	$ 109,642
Long term pre-paid expenses	[1]	1,366	510
Intangible assets and other long-term assets		103,226	110,152
Goodwill		30,313	30,313
Contract asset		8,019	8,495
Total		$ 141,558	$ 148,960

[1]	Includes mainly prepayment for excess tax